Assets and Condensed Schedule of Investments by Class of Units - Securities Owned by Class of Units (Details) - USD ($)		Dec. 31, 2015	Dec. 31, 2014
Securities owned
Investments Owned - broker trading accounts, cost		$ 0	$ 12,393,731
Investments Owned, cost		111,958,454	116,001,074
Investments owned - broker trading accounts, fair value			12,395,634
Investments Owned, Fair Value		$ 116,297,654	$ 112,187,759
Percent of Partners' Capital (Net Asset Value)		54.41%	37.58%
Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, cost		$ 82,242,670	$ 89,200,000
Investments Owned, Fair Value		$ 82,472,451	$ 89,383,625
Percent of Partners' Capital (Net Asset Value)		38.59%	29.94%
Securities owned | Corporate Bonds
Securities owned
Investments Owned, cost		$ 14,599,766	$ 12,077,022
Investments Owned, Fair Value		$ 14,643,428	$ 12,116,846	[1]
Percent of Partners' Capital (Net Asset Value)		6.85%	4.06%	[1]
Securities owned | Commercial paper
Securities owned
Investments Owned, cost		$ 19,158,638	$ 10,681,432
Investments Owned, Fair Value		$ 19,181,775	$ 10,687,288	[1]
Percent of Partners' Capital (Net Asset Value)		8.97%	3.58%	[1]
U.S. Treasury Bills | Securities in broker trading accounts | U.S. Government securities
Securities owned
Investments Owned, Face Value	[2]		$ 12,400,000
Investments Owned, Rate of Return			0.10%
Investments Owned - broker trading accounts, cost			$ 12,393,731
Investments Owned, Fair Value	[2]		$ 12,395,634
Percent of Partners' Capital (Net Asset Value)	[2]		4.15%
Federal Farm Credit Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 38,500,000	$ 20,000,000
Investments Owned, Rate of Return			1.10%
Investments Owned, Rate of Return Range Minimum		1.10%
Investments Owned, Rate of Return Range Maximum		1.40%
Investments Owned, Fair Value		$ 38,605,179	$ 20,069,167
Percent of Partners' Capital (Net Asset Value)		18.06%	6.72%
Federal Home Loan Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 43,735,000	$ 66,700,000
Investments Owned, Rate of Return Range Minimum		1.10%	1.00%
Investments Owned, Rate of Return Range Maximum		1.50%	1.30%
Investments Owned, Fair Value		$ 43,867,272	$ 66,813,621
Percent of Partners' Capital (Net Asset Value)		20.53%	22.38%
Federal Agricultural Mortgage Corp. | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value			$ 2,500,000
Investments Owned, Rate of Return			1.30%
Investments Owned, Fair Value			$ 2,500,837
Percent of Partners' Capital (Net Asset Value)			0.84%
Foreign corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value	[1]		$ 1,542,000
Investments Owned, Rate of Return			0.80%
Investments Owned, Fair Value	[1]		$ 1,553,227
Percent of Partners' Capital (Net Asset Value)	[1]		0.52%
U.S. corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value	[1]		$ 10,283,000
Investments Owned, Rate of Return Range Minimum			0.70%
Investments Owned, Rate of Return Range Maximum			1.10%
Investments Owned, Fair Value	[1]		$ 10,563,619
Percent of Partners' Capital (Net Asset Value)	[1]		3.54%
Foreign commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value	[1]	$ 4,010,000	$ 2,584,000
Investments Owned, Rate of Return			0.50%
Investments Owned, Rate of Return Range Minimum		0.50%
Investments Owned, Rate of Return Range Maximum		0.80%
Investments Owned, Fair Value	[1]	$ 4,008,509	$ 2,580,625
Percent of Partners' Capital (Net Asset Value)	[1]	1.87%	0.86%
U.S. commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value	[1]		$ 8,110,000
Investments Owned, Rate of Return Range Minimum			0.30%
Investments Owned, Rate of Return Range Maximum			0.40%
Investments Owned, Fair Value		$ 15,173,266	$ 8,106,663	[1]
Percent of Partners' Capital (Net Asset Value)		7.10%	2.72%	[1]
Class A
Securities owned
Investments Owned - broker trading accounts, cost			$ 643,941
Investments Owned, cost		$ 5,969,758	5,817,022
Investments owned - broker trading accounts, fair value			644,040
Investments Owned, Fair Value		$ 5,985,021	$ 5,828,936
Percent of Partners' Capital (Net Asset Value)		54.41%	37.58%
Class A | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, cost		$ 4,232,451	$ 4,634,561
Investments Owned, Fair Value		$ 4,244,276	$ 4,644,102
Percent of Partners' Capital (Net Asset Value)		38.59%	29.94%
Class A | Securities owned | Corporate Bonds
Securities owned
Investments Owned, cost		$ 751,347	$ 627,486
Investments Owned, Fair Value		$ 753,594	$ 629,555
Percent of Partners' Capital (Net Asset Value)		6.85%	4.06%
Class A | Securities owned | Commercial paper
Securities owned
Investments Owned, cost		$ 985,960	$ 554,975
Investments Owned, Fair Value		$ 987,151	$ 555,279
Percent of Partners' Capital (Net Asset Value)		8.97%	3.58%
Class A | U.S. Treasury Bills | Securities in broker trading accounts | U.S. Government securities
Securities owned
Investments Owned, Face Value			$ 644,266
Investments Owned, Rate of Return			0.10%
Investments Owned, cost			$ 643,941
Investments owned - broker trading accounts, fair value			$ 644,040
Percent of Partners' Capital (Net Asset Value)			4.15%
Class A | Federal Farm Credit Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 1,981,324	$ 1,039,139
Investments Owned, Rate of Return			1.10%
Investments Owned, Rate of Return Range Minimum		1.10%
Investments Owned, Rate of Return Range Maximum		1.40%
Investments Owned, Fair Value		$ 1,986,737	$ 1,042,733
Percent of Partners' Capital (Net Asset Value)		18.06%	6.72%
Class A | Federal Home Loan Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 2,250,732	$ 3,465,530
Investments Owned, Rate of Return Range Minimum		1.10%	1.00%
Investments Owned, Rate of Return Range Maximum		1.50%	1.30%
Investments Owned, Fair Value		$ 2,257,539	$ 3,471,433
Percent of Partners' Capital (Net Asset Value)		20.53%	22.38%
Class A | Federal Agricultural Mortgage Corp. | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value			$ 129,892
Investments Owned, Rate of Return			1.30%
Investments Owned, Fair Value			$ 129,936
Percent of Partners' Capital (Net Asset Value)			0.84%
Class A | Foreign corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value			$ 80,118
Investments Owned, Rate of Return			0.80%
Investments Owned, Fair Value			$ 80,701
Percent of Partners' Capital (Net Asset Value)			0.52%
Class A | U.S. corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value			$ 534,274
Investments Owned, Rate of Return Range Minimum			0.70%
Investments Owned, Rate of Return Range Maximum			1.10%
Investments Owned, Fair Value			$ 548,854
Percent of Partners' Capital (Net Asset Value)			3.54%
Class A | Foreign commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value		$ 206,366	$ 134,257
Investments Owned, Rate of Return			0.50%
Investments Owned, Rate of Return Range Minimum		0.50%
Investments Owned, Rate of Return Range Maximum		0.80%
Investments Owned, Fair Value		$ 206,290	$ 134,081
Percent of Partners' Capital (Net Asset Value)		1.87%	0.86%
Class A | U.S. commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value			$ 421,371
Investments Owned, Rate of Return Range Minimum		0.40%	0.30%
Investments Owned, Rate of Return Range Maximum		0.90%	0.40%
Investments Owned, Fair Value		$ 780,861	$ 421,198
Percent of Partners' Capital (Net Asset Value)		7.10%	2.72%
Class A | National Grid PLC | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value		$ 205,852
Investments Owned, Rate of Return		0.50%
Investments Owned, Fair Value		$ 205,817
Percent of Partners' Capital (Net Asset Value)		1.87%
Class A | Wachovia Corp | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 102,926
Investments Owned, Rate of Return		1.70%
Investments Owned, Fair Value		$ 113,817
Percent of Partners' Capital (Net Asset Value)		1.03%
Class A | Other | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 632,171
Investments Owned, Rate of Return Range Minimum		1.20%
Investments Owned, Rate of Return Range Maximum		1.80%
Investments Owned, Fair Value		$ 639,777
Percent of Partners' Capital (Net Asset Value)		5.82%
Class A | Other | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value		$ 575,356
Investments Owned, Fair Value		$ 575,044
Percent of Partners' Capital (Net Asset Value)		5.23%
Class B
Securities owned
Investments Owned - broker trading accounts, cost			$ 6,722,434
Investments Owned, cost		$ 65,571,910	60,726,934
Investments owned - broker trading accounts, fair value			6,723,466
Investments Owned, Fair Value		$ 65,739,557	$ 60,851,309
Percent of Partners' Capital (Net Asset Value)		54.41%	37.58%
Class B | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, cost		$ 46,489,302	$ 48,382,612
Investments Owned, Fair Value		$ 46,619,190	$ 48,482,212
Percent of Partners' Capital (Net Asset Value)		38.59%	29.94%
Class B | Securities owned | Corporate Bonds
Securities owned
Investments Owned, cost		$ 8,252,808	$ 6,550,649
Investments Owned, Fair Value		$ 8,277,488	$ 6,572,249
Percent of Partners' Capital (Net Asset Value)		6.85%	4.06%
Class B | Securities owned | Commercial paper
Securities owned
Investments Owned, cost		$ 10,829,800	$ 5,793,672
Investments Owned, Fair Value		$ 10,842,879	$ 5,796,848
Percent of Partners' Capital (Net Asset Value)		8.97%	3.58%
Class B | U.S. Treasury Bills | Securities in broker trading accounts | U.S. Government securities
Securities owned
Investments Owned, Face Value			$ 6,725,834
Investments Owned, Rate of Return			0.10%
Investments Owned, cost			$ 6,722,434
Investments owned - broker trading accounts, fair value			$ 6,723,466
Percent of Partners' Capital (Net Asset Value)			4.15%
Class B | Federal Farm Credit Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 21,762,889	$ 10,848,119
Investments Owned, Rate of Return			1.10%
Investments Owned, Rate of Return Range Minimum		1.10%
Investments Owned, Rate of Return Range Maximum		1.40%
Investments Owned, Fair Value		$ 21,822,344	$ 10,885,636
Percent of Partners' Capital (Net Asset Value)		18.06%	6.72%
Class B | Federal Home Loan Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 24,722,077	$ 36,178,478
Investments Owned, Rate of Return Range Minimum		1.10%	1.00%
Investments Owned, Rate of Return Range Maximum		1.50%	1.30%
Investments Owned, Fair Value		$ 24,796,846	$ 36,240,107
Percent of Partners' Capital (Net Asset Value)		20.53%	22.38%
Class B | Federal Agricultural Mortgage Corp. | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value			$ 1,356,015
Investments Owned, Rate of Return			1.30%
Investments Owned, Fair Value			$ 1,356,469
Percent of Partners' Capital (Net Asset Value)			0.84%
Class B | Foreign corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value			$ 836,390
Investments Owned, Rate of Return			0.80%
Investments Owned, Fair Value			$ 842,479
Percent of Partners' Capital (Net Asset Value)			0.52%
Class B | U.S. corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value			$ 5,577,561
Investments Owned, Rate of Return Range Minimum			0.70%
Investments Owned, Rate of Return Range Maximum			1.10%
Investments Owned, Fair Value			$ 5,729,770
Percent of Partners' Capital (Net Asset Value)			3.54%
Class B | Foreign commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value		$ 2,266,732	$ 1,401,577
Investments Owned, Rate of Return			0.50%
Investments Owned, Rate of Return Range Minimum		0.50%
Investments Owned, Rate of Return Range Maximum		0.80%
Investments Owned, Fair Value		$ 2,265,889	$ 1,399,746
Percent of Partners' Capital (Net Asset Value)		1.87%	0.86%
Class B | U.S. commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value			$ 4,398,912
Investments Owned, Rate of Return Range Minimum			0.30%
Investments Owned, Rate of Return Range Maximum			0.40%
Investments Owned, Fair Value		$ 8,576,990	$ 4,397,102
Percent of Partners' Capital (Net Asset Value)		7.10%	2.72%
Class B | National Grid PLC | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value		$ 2,261,079
Investments Owned, Rate of Return		0.50%
Investments Owned, Fair Value		$ 2,260,695
Percent of Partners' Capital (Net Asset Value)		1.87%
Class B | Wachovia Corp | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 1,130,540
Investments Owned, Rate of Return		1.70%
Investments Owned, Fair Value		$ 1,250,170
Percent of Partners' Capital (Net Asset Value)		1.03%
Class B | Other | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 6,943,775
Investments Owned, Rate of Return Range Minimum		1.20%
Investments Owned, Rate of Return Range Maximum		1.80%
Investments Owned, Fair Value		$ 7,027,318
Percent of Partners' Capital (Net Asset Value)		5.82%
Class B | Other | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value		$ 6,319,717
Investments Owned, Rate of Return Range Minimum		0.40%
Investments Owned, Rate of Return Range Maximum		0.90%
Investments Owned, Fair Value		$ 6,316,295
Percent of Partners' Capital (Net Asset Value)		5.23%
Legacy 1 Class
Securities owned
Investments Owned - broker trading accounts, cost			$ 109,783
Investments Owned, cost		$ 1,039,644	991,726
Investments owned - broker trading accounts, fair value			109,800
Investments Owned, Fair Value		$ 1,042,301	$ 993,756
Percent of Partners' Capital (Net Asset Value)		54.41%	37.58%
Legacy 1 Class | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, cost		$ 737,089	$ 790,132
Investments Owned, Fair Value		$ 739,148	$ 791,758
Percent of Partners' Capital (Net Asset Value)		38.59%	29.94%
Legacy 1 Class | Securities owned | Corporate Bonds
Securities owned
Investments Owned, cost		$ 130,848	$ 106,978
Investments Owned, Fair Value		$ 131,239	$ 107,330
Percent of Partners' Capital (Net Asset Value)		6.85%	4.06%
Legacy 1 Class | Securities owned | Commercial paper
Securities owned
Investments Owned, cost		$ 171,707	$ 94,616
Investments Owned, Fair Value		$ 135,988	$ 94,668
Percent of Partners' Capital (Net Asset Value)		7.10%	3.58%
Legacy 1 Class | U.S. Treasury Bills | Securities in broker trading accounts | U.S. Government securities
Securities owned
Investments Owned, Face Value			$ 109,839
Investments Owned, Rate of Return			0.10%
Investments Owned, cost			$ 109,783
Investments owned - broker trading accounts, fair value			$ 109,800
Percent of Partners' Capital (Net Asset Value)			4.15%
Legacy 1 Class | Federal Farm Credit Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 345,051	$ 177,160
Investments Owned, Rate of Return			1.10%
Investments Owned, Rate of Return Range Minimum		1.10%
Investments Owned, Rate of Return Range Maximum		1.40%
Investments Owned, Fair Value		$ 345,994	$ 177,772
Percent of Partners' Capital (Net Asset Value)		18.06%	6.72%
Legacy 1 Class | Federal Home Loan Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 391,969	$ 590,827
Investments Owned, Rate of Return Range Minimum		1.10%	1.00%
Investments Owned, Rate of Return Range Maximum		1.50%	1.30%
Investments Owned, Fair Value		$ 393,154	$ 591,834
Percent of Partners' Capital (Net Asset Value)		20.53%	22.38%
Legacy 1 Class | Federal Agricultural Mortgage Corp. | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value			$ 22,145
Investments Owned, Rate of Return			1.30%
Investments Owned, Fair Value			$ 22,152
Percent of Partners' Capital (Net Asset Value)			0.84%
Legacy 1 Class | Foreign corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value			$ 13,659
Investments Owned, Rate of Return			0.80%
Investments Owned, Fair Value			$ 13,758
Percent of Partners' Capital (Net Asset Value)			0.52%
Legacy 1 Class | U.S. corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value			$ 91,087
Investments Owned, Rate of Return Range Minimum			0.70%
Investments Owned, Rate of Return Range Maximum			1.10%
Investments Owned, Fair Value			$ 93,572
Percent of Partners' Capital (Net Asset Value)			3.54%
Legacy 1 Class | Foreign commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value		$ 35,939	$ 22,889
Investments Owned, Rate of Return			0.50%
Investments Owned, Rate of Return Range Minimum		0.50%
Investments Owned, Rate of Return Range Maximum		0.80%
Investments Owned, Fair Value		$ 35,926	$ 22,859
Percent of Partners' Capital (Net Asset Value)		1.87%	0.86%
Legacy 1 Class | U.S. commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value			$ 71,838
Investments Owned, Rate of Return Range Minimum			0.30%
Investments Owned, Rate of Return Range Maximum			0.40%
Investments Owned, Fair Value			$ 71,809
Percent of Partners' Capital (Net Asset Value)			2.72%
Legacy 1 Class | National Grid PLC | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value		$ 35,849
Investments Owned, Rate of Return		0.50%
Investments Owned, Fair Value		$ 35,843
Percent of Partners' Capital (Net Asset Value)		1.87%
Legacy 1 Class | Wachovia Corp | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 17,925
Investments Owned, Rate of Return		1.70%
Investments Owned, Fair Value		$ 19,821
Percent of Partners' Capital (Net Asset Value)		1.03%
Legacy 1 Class | Other | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 110,094
Investments Owned, Rate of Return Range Minimum		1.20%
Investments Owned, Rate of Return Range Maximum		1.80%
Investments Owned, Fair Value		$ 111,418
Percent of Partners' Capital (Net Asset Value)		5.82%
Legacy 1 Class | Other | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value		$ 100,199
Investments Owned, Rate of Return Range Minimum		0.40%
Investments Owned, Rate of Return Range Maximum		0.90%
Investments Owned, Fair Value		$ 100,145
Percent of Partners' Capital (Net Asset Value)		5.23%
Legacy 2 Class
Securities owned
Investments Owned - broker trading accounts, cost			$ 37,730
Investments Owned, cost		$ 347,456	340,831
Investments owned - broker trading accounts, fair value			37,735
Investments Owned, Fair Value		$ 348,345	$ 341,528
Percent of Partners' Capital (Net Asset Value)		54.41%	37.58%
Legacy 2 Class | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, cost		$ 246,340	$ 271,548
Investments Owned, Fair Value		$ 247,029	$ 272,107
Percent of Partners' Capital (Net Asset Value)		38.59%	29.94%
Legacy 2 Class | Securities owned | Corporate Bonds
Securities owned
Investments Owned, cost		$ 43,730	$ 36,766
Investments Owned, Fair Value		$ 43,861	$ 36,886
Percent of Partners' Capital (Net Asset Value)		6.85%	4.06%
Legacy 2 Class | Securities owned | Commercial paper
Securities owned
Investments Owned, cost		$ 57,386	$ 32,517
Investments Owned, Fair Value		$ 57,455	$ 32,535
Percent of Partners' Capital (Net Asset Value)		8.97%	3.58%
Legacy 2 Class | U.S. Treasury Bills | Securities in broker trading accounts | U.S. Government securities
Securities owned
Investments Owned, Face Value			$ 37,749
Investments Owned, Rate of Return			0.10%
Investments Owned - broker trading accounts, cost			$ 37,730
Investments owned - broker trading accounts, fair value			$ 37,735
Percent of Partners' Capital (Net Asset Value)			4.15%
Legacy 2 Class | Federal Farm Credit Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 115,319	$ 60,885
Investments Owned, Rate of Return			1.10%
Investments Owned, Rate of Return Range Minimum		1.10%
Investments Owned, Rate of Return Range Maximum		1.40%
Investments Owned, Fair Value		$ 115,634	$ 61,096
Percent of Partners' Capital (Net Asset Value)		18.06%	6.72%
Legacy 2 Class | Federal Home Loan Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 130,999	$ 203,052
Investments Owned, Rate of Return Range Minimum		1.10%	1.00%
Investments Owned, Rate of Return Range Maximum		1.50%	1.30%
Investments Owned, Fair Value		$ 131,395	$ 203,398
Percent of Partners' Capital (Net Asset Value)		20.53%	22.38%
Legacy 2 Class | Federal Agricultural Mortgage Corp. | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value			$ 7,611
Investments Owned, Rate of Return			1.30%
Investments Owned, Fair Value			$ 7,613
Percent of Partners' Capital (Net Asset Value)			0.84%
Legacy 2 Class | Foreign corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value			$ 4,694
Investments Owned, Rate of Return			0.80%
Investments Owned, Fair Value			$ 4,728
Percent of Partners' Capital (Net Asset Value)			0.52%
Legacy 2 Class | U.S. corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value			$ 31,304
Investments Owned, Rate of Return Range Minimum			0.70%
Investments Owned, Rate of Return Range Maximum			1.10%
Investments Owned, Fair Value			$ 32,158
Percent of Partners' Capital (Net Asset Value)			3.54%
Legacy 2 Class | Foreign commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value		$ 12,011	$ 7,866
Investments Owned, Rate of Return			0.50%
Investments Owned, Rate of Return Range Minimum		0.50%
Investments Owned, Rate of Return Range Maximum		0.80%
Investments Owned, Fair Value		$ 12,007	$ 7,856
Percent of Partners' Capital (Net Asset Value)		1.87%	0.86%
Legacy 2 Class | U.S. commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value			$ 24,689
Investments Owned, Rate of Return Range Minimum			0.30%
Investments Owned, Rate of Return Range Maximum			0.40%
Investments Owned, Fair Value		$ 45,448	$ 24,679
Percent of Partners' Capital (Net Asset Value)		7.10%	2.72%
Legacy 2 Class | National Grid PLC | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value		$ 11,981
Investments Owned, Rate of Return		0.50%
Investments Owned, Fair Value		$ 11,979
Percent of Partners' Capital (Net Asset Value)		1.87%
Legacy 2 Class | Wachovia Corp | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 5,991
Investments Owned, Rate of Return		1.70%
Investments Owned, Fair Value		$ 6,624
Percent of Partners' Capital (Net Asset Value)		1.03%
Legacy 2 Class | Other | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 36,794
Investments Owned, Rate of Return Range Minimum		1.20%
Investments Owned, Rate of Return Range Maximum		1.80%
Investments Owned, Fair Value		$ 37,237
Percent of Partners' Capital (Net Asset Value)		5.82%
Legacy 2 Class | Other | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value		$ 33,487
Investments Owned, Rate of Return Range Minimum		0.40%
Investments Owned, Rate of Return Range Maximum		0.90%
Investments Owned, Fair Value		$ 33,469
Percent of Partners' Capital (Net Asset Value)		5.23%
Global 1 Class
Securities owned
Investments Owned - broker trading accounts, cost			$ 401,108
Investments Owned, cost		$ 10,596,334	3,623,402
Investments owned - broker trading accounts, fair value			401,170
Investments Owned, Fair Value		$ 10,623,425	$ 3,630,823
Percent of Partners' Capital (Net Asset Value)		54.41%	37.58%
Global 1 Class | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, cost		$ 7,512,610	$ 2,886,852
Investments Owned, Fair Value		$ 7,533,599	$ 2,892,795
Percent of Partners' Capital (Net Asset Value)		38.59%	29.94%
Global 1 Class | Securities owned | Corporate Bonds
Securities owned
Investments Owned, cost		$ 1,333,643	$ 390,858
Investments Owned, Fair Value		$ 1,337,631	$ 392,147
Percent of Partners' Capital (Net Asset Value)		6.85%	4.06%
Global 1 Class | Securities owned | Commercial paper
Securities owned
Investments Owned, cost		$ 1,750,081	$ 345,692
Investments Owned, Fair Value		$ 1,752,195	$ 345,881
Percent of Partners' Capital (Net Asset Value)		8.97%	3.58%
Global 1 Class | U.S. Treasury Bills | Securities in broker trading accounts | U.S. Government securities
Securities owned
Investments Owned, Face Value			$ 401,311
Investments Owned, Rate of Return			0.10%
Investments Owned, cost			$ 401,108
Investments owned - broker trading accounts, fair value			$ 401,170
Percent of Partners' Capital (Net Asset Value)			4.15%
Global 1 Class | Federal Farm Credit Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 3,516,854	$ 647,276
Investments Owned, Rate of Return			1.10%
Investments Owned, Rate of Return Range Minimum		1.10%
Investments Owned, Rate of Return Range Maximum		1.40%
Investments Owned, Fair Value		$ 3,526,462	$ 649,515
Percent of Partners' Capital (Net Asset Value)		18.06%	6.72%
Global 1 Class | Federal Home Loan Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 3,995,055	$ 2,158,666
Investments Owned, Rate of Return Range Minimum		1.10%	1.00%
Investments Owned, Rate of Return Range Maximum		1.50%	1.30%
Investments Owned, Fair Value		$ 4,007,137	$ 2,162,343
Percent of Partners' Capital (Net Asset Value)		20.53%	22.38%
Global 1 Class | Federal Agricultural Mortgage Corp. | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value			$ 80,910
Investments Owned, Rate of Return			1.30%
Investments Owned, Fair Value			$ 80,937
Percent of Partners' Capital (Net Asset Value)			0.84%
Global 1 Class | Foreign corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value			$ 49,905
Investments Owned, Rate of Return			0.80%
Investments Owned, Fair Value			$ 50,268
Percent of Partners' Capital (Net Asset Value)			0.52%
Global 1 Class | U.S. corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value			$ 332,797
Investments Owned, Rate of Return Range Minimum			0.70%
Investments Owned, Rate of Return Range Maximum			1.10%
Investments Owned, Fair Value			$ 341,879
Percent of Partners' Capital (Net Asset Value)			3.54%
Global 1 Class | Foreign commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value		$ 366,301	$ 83,628
Investments Owned, Rate of Return			0.50%
Investments Owned, Rate of Return Range Minimum		0.50%
Investments Owned, Rate of Return Range Maximum		0.80%
Investments Owned, Fair Value		$ 366,165	$ 83,519
Percent of Partners' Capital (Net Asset Value)		1.87%	0.86%
Global 1 Class | U.S. commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value			$ 262,470
Investments Owned, Rate of Return Range Minimum			0.30%
Investments Owned, Rate of Return Range Maximum			0.40%
Investments Owned, Fair Value		$ 1,386,030	$ 262,362
Percent of Partners' Capital (Net Asset Value)		7.10%	2.72%
Global 1 Class | National Grid PLC | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value		$ 365,387
Investments Owned, Rate of Return		0.50%
Investments Owned, Fair Value		$ 365,325
Percent of Partners' Capital (Net Asset Value)		1.87%
Global 1 Class | Wachovia Corp | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 182,694
Investments Owned, Rate of Return		1.70%
Investments Owned, Fair Value		$ 202,026
Percent of Partners' Capital (Net Asset Value)		1.03%
Global 1 Class | Other | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 1,122,105
Investments Owned, Rate of Return Range Minimum		1.20%
Investments Owned, Rate of Return Range Maximum		1.80%
Investments Owned, Fair Value		$ 1,135,605
Percent of Partners' Capital (Net Asset Value)		5.82%
Global 1 Class | Other | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value		$ 1,021,258
Investments Owned, Rate of Return Range Minimum		0.40%
Investments Owned, Rate of Return Range Maximum		0.90%
Investments Owned, Fair Value		$ 1,020,705
Percent of Partners' Capital (Net Asset Value)		5.23%
Global 2 Class
Securities owned
Investments Owned - broker trading accounts, cost			$ 243,500
Investments Owned, cost		$ 2,102,059	2,199,646
Investments owned - broker trading accounts, fair value			243,537
Investments Owned, Fair Value		$ 2,107,434	$ 2,204,153
Percent of Partners' Capital (Net Asset Value)		54.41%	37.58%
Global 2 Class | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, cost		$ 1,490,322	$ 1,752,511
Investments Owned, Fair Value		$ 1,494,487	$ 1,756,120
Percent of Partners' Capital (Net Asset Value)		38.59%	29.94%
Global 2 Class | Securities owned | Corporate Bonds
Securities owned
Investments Owned, cost		$ 264,563	$ 237,277
Investments Owned, Fair Value		$ 265,354	$ 238,059
Percent of Partners' Capital (Net Asset Value)		6.85%	4.06%
Global 2 Class | Securities owned | Commercial paper
Securities owned
Investments Owned, cost		$ 347,174	$ 209,858
Investments Owned, Fair Value		$ 347,593	$ 209,974
Percent of Partners' Capital (Net Asset Value)		8.97%	3.58%
Global 2 Class | U.S. Treasury Bills | Securities in broker trading accounts | U.S. Government securities
Securities owned
Investments Owned, Face Value			$ 243,623
Investments Owned, Rate of Return			0.10%
Investments Owned, cost			$ 243,500
Investments owned - broker trading accounts, fair value			$ 243,537
Percent of Partners' Capital (Net Asset Value)			4.15%
Global 2 Class | Federal Farm Credit Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 697,660	$ 392,940
Investments Owned, Rate of Return			1.10%
Investments Owned, Rate of Return Range Minimum		1.10%
Investments Owned, Rate of Return Range Maximum		1.40%
Investments Owned, Fair Value		$ 699,566	$ 394,299
Percent of Partners' Capital (Net Asset Value)		18.06%	6.72%
Global 2 Class | Federal Home Loan Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 792,524	$ 1,310,454
Investments Owned, Rate of Return Range Minimum		1.10%	1.00%
Investments Owned, Rate of Return Range Maximum		1.50%	1.30%
Investments Owned, Fair Value		$ 794,921	$ 1,312,687
Percent of Partners' Capital (Net Asset Value)		20.53%	22.38%
Global 2 Class | Federal Agricultural Mortgage Corp. | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value			$ 49,117
Investments Owned, Rate of Return			1.30%
Investments Owned, Fair Value			$ 49,134
Percent of Partners' Capital (Net Asset Value)			0.84%
Global 2 Class | Foreign corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value			$ 30,296
Investments Owned, Rate of Return			0.80%
Investments Owned, Fair Value			$ 30,516
Percent of Partners' Capital (Net Asset Value)			0.52%
Global 2 Class | U.S. corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value			$ 202,030
Investments Owned, Rate of Return Range Minimum			0.70%
Investments Owned, Rate of Return Range Maximum			1.10%
Investments Owned, Fair Value			$ 207,543
Percent of Partners' Capital (Net Asset Value)			3.54%
Global 2 Class | Foreign commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value		$ 72,665	$ 50,768
Investments Owned, Rate of Return			0.50%
Investments Owned, Rate of Return Range Minimum		0.50%
Investments Owned, Rate of Return Range Maximum		0.80%
Investments Owned, Fair Value		$ 72,638	$ 50,702
Percent of Partners' Capital (Net Asset Value)		1.87%	0.86%
Global 2 Class | U.S. commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value			$ 159,337
Investments Owned, Rate of Return Range Minimum			0.30%
Investments Owned, Rate of Return Range Maximum			0.40%
Investments Owned, Fair Value		$ 274,955	$ 159,272
Percent of Partners' Capital (Net Asset Value)		7.10%	2.72%
Global 2 Class | National Grid PLC | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value		$ 72,484
Investments Owned, Rate of Return		0.50%
Investments Owned, Fair Value		$ 72,472
Percent of Partners' Capital (Net Asset Value)		1.87%
Global 2 Class | Wachovia Corp | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 36,242
Investments Owned, Rate of Return		1.70%
Investments Owned, Fair Value		$ 40,077
Percent of Partners' Capital (Net Asset Value)		1.03%
Global 2 Class | Other | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 222,599
Investments Owned, Rate of Return Range Minimum		1.20%
Investments Owned, Rate of Return Range Maximum		1.80%
Investments Owned, Fair Value		$ 225,277
Percent of Partners' Capital (Net Asset Value)		5.82%
Global 2 Class | Other | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value		$ 202,593
Investments Owned, Rate of Return Range Minimum		0.40%
Investments Owned, Rate of Return Range Maximum		0.90%
Investments Owned, Fair Value		$ 202,483
Percent of Partners' Capital (Net Asset Value)		5.23%
Global 3 Class
Securities owned
Investments Owned - broker trading accounts, cost			$ 4,235,235
Investments Owned, cost		$ 30,373,913	38,258,894
Investments owned - broker trading accounts, fair value			4,235,886
Investments Owned, Fair Value		$ 30,451,571	$ 38,337,254
Percent of Partners' Capital (Net Asset Value)		54.41%	37.58%
Global 3 Class | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, cost		$ 21,534,556	$ 30,481,784
Investments Owned, Fair Value		$ 21,594,722	$ 30,544,531
Percent of Partners' Capital (Net Asset Value)		38.59%	29.94%
Global 3 Class | Securities owned | Corporate Bonds
Securities owned
Investments Owned, cost		$ 3,822,827	$ 4,127,008
Investments Owned, Fair Value		$ 3,834,261	$ 4,140,620
Percent of Partners' Capital (Net Asset Value)		6.85%	4.06%
Global 3 Class | Securities owned | Commercial paper
Securities owned
Investments Owned, cost		$ 5,016,530	$ 3,650,102
Investments Owned, Fair Value		$ 5,022,588	$ 3,652,103
Percent of Partners' Capital (Net Asset Value)		8.97%	3.58%
Global 3 Class | U.S. Treasury Bills | Securities in broker trading accounts | U.S. Government securities
Securities owned
Investments Owned, Face Value			$ 4,237,378
Investments Owned, Rate of Return			0.10%
Investments Owned, cost			$ 4,235,235
Investments owned - broker trading accounts, fair value			$ 4,235,886
Percent of Partners' Capital (Net Asset Value)			4.15%
Global 3 Class | Federal Farm Credit Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 10,080,903	$ 6,834,481
Investments Owned, Rate of Return			1.10%
Investments Owned, Rate of Return Range Minimum		1.10%
Investments Owned, Rate of Return Range Maximum		1.40%
Investments Owned, Fair Value		$ 10,108,442	$ 6,858,116
Percent of Partners' Capital (Net Asset Value)		18.06%	6.72%
Global 3 Class | Federal Home Loan Banks | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value		$ 11,451,644	$ 22,792,993
Investments Owned, Rate of Return Range Minimum		1.10%	1.00%
Investments Owned, Rate of Return Range Maximum		1.50%	1.30%
Investments Owned, Fair Value		$ 11,486,280	$ 22,831,819
Percent of Partners' Capital (Net Asset Value)		20.53%	22.38%
Global 3 Class | Federal Agricultural Mortgage Corp. | Securities owned | U.S. Government-sponsored enterprises
Securities owned
Investments Owned, Face Value			$ 854,310
Investments Owned, Rate of Return			1.30%
Investments Owned, Fair Value			$ 854,596
Percent of Partners' Capital (Net Asset Value)			0.84%
Global 3 Class | Foreign corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value			$ 526,938
Investments Owned, Rate of Return			0.80%
Investments Owned, Fair Value			$ 530,777
Percent of Partners' Capital (Net Asset Value)			0.52%
Global 3 Class | U.S. corporate bonds | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value			$ 3,513,947
Investments Owned, Rate of Return Range Minimum			0.70%
Investments Owned, Rate of Return Range Maximum			1.10%
Investments Owned, Fair Value			$ 3,609,843
Percent of Partners' Capital (Net Asset Value)			3.54%
Global 3 Class | Foreign commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value		$ 1,049,986	$ 883,015
Investments Owned, Rate of Return			0.50%
Investments Owned, Rate of Return Range Minimum		0.50%
Investments Owned, Rate of Return Range Maximum		0.80%
Investments Owned, Fair Value		$ 1,049,594	$ 881,862
Percent of Partners' Capital (Net Asset Value)		1.87%	0.86%
Global 3 Class | U.S. commercial paper | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value			$ 2,771,383
Investments Owned, Rate of Return Range Minimum			0.30%
Investments Owned, Rate of Return Range Maximum			0.40%
Investments Owned, Fair Value		$ 3,972,994	$ 2,770,241
Percent of Partners' Capital (Net Asset Value)		7.10%	2.72%
Global 3 Class | National Grid PLC | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value		$ 1,047,368
Investments Owned, Rate of Return		0.50%
Investments Owned, Fair Value		$ 1,047,189
Percent of Partners' Capital (Net Asset Value)		1.87%
Global 3 Class | Wachovia Corp | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 523,682
Investments Owned, Rate of Return		1.70%
Investments Owned, Fair Value		$ 579,099
Percent of Partners' Capital (Net Asset Value)		1.03%
Global 3 Class | Other | Securities owned | Corporate Bonds
Securities owned
Investments Owned, Face Value		$ 3,216,462
Investments Owned, Rate of Return Range Minimum		1.20%
Investments Owned, Rate of Return Range Maximum		1.80%
Investments Owned, Fair Value		$ 3,255,162
Percent of Partners' Capital (Net Asset Value)		5.82%
Global 3 Class | Other | Securities owned | Commercial paper
Securities owned
Investments Owned, Face Value		$ 2,927,390
Investments Owned, Rate of Return Range Minimum		0.40%
Investments Owned, Rate of Return Range Maximum		0.90%
Investments Owned, Fair Value		$ 2,925,805
Percent of Partners' Capital (Net Asset Value)		5.23%

[1]	No individual position constituted greater than 1 percent of partners' capital (net asset value).
[2]	Pledged as collateral for the trading of futures and forward contracts.